Label	Element	Value
CrossingBridge Pre-Merger SPAC ETF | Pyrophyte Acquisition Corp. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	8.70%
CrossingBridge Pre-Merger SPAC ETF | Patria Latin American Opportunity Acquisition Corp. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	8.50%
CrossingBridge Pre-Merger SPAC ETF | CO2 Energy Transition Corp. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	5.10%
CrossingBridge Pre-Merger SPAC ETF | Mercer Park Opportunities Corp. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	5.00%
CrossingBridge Pre-Merger SPAC ETF | Iron Horse Acquisitions Corp. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	4.90%
CrossingBridge Pre-Merger SPAC ETF | IB Acquisition Corp. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	4.80%
CrossingBridge Pre-Merger SPAC ETF | Four Leaf Acquisition Corp. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	4.80%
CrossingBridge Pre-Merger SPAC ETF | Bukit Jalil Global Acquisition 1 Ltd. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	4.60%
CrossingBridge Pre-Merger SPAC ETF | Global Lights Acquisition Corp. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	4.50%
CrossingBridge Pre-Merger SPAC ETF | Range Capital Acquisition Corp. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	4.20%
CrossingBridge Pre-Merger SPAC ETF | Special Purpose Acquisition Companies (SPACs) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	98.10%
CrossingBridge Pre-Merger SPAC ETF | Money Market Funds [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.90%
CrossingBridge Pre-Merger SPAC ETF | Rights [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.40%
CrossingBridge Pre-Merger SPAC ETF | Warrants [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.30%
CrossingBridge Pre-Merger SPAC ETF | Cash & Other-1 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(1.70%)